Goodwill - Goodwill Impairment Testing Assumptions (Details)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible Assets [Abstract]
Revenue growth rate	25.00%	25.00%	20.00%
Discount rate	14.90%	13.50%	9.30%
Terminal growth rate	1.50%	1.50%	1.50%